Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
(a)
Bombardier, Inc., 7.00%, 06/01/32
(b)
....... USD 55 $ 57,758
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32 .................. 61 62,164
Goat Holdco LLC, 6.75%, 02/01/32 ........ 56 57,563
TransDigm, Inc., 6.63%, 03/01/32 ......... 164 169,876
347,361
Air Freight & Logistics — 0.3%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
. 37 39,073
Automobile Components — 2.7%
(a)
American Axle & Manufacturing, Inc., 6.38%,
10/15/32 ....................... 63 64,298
Clarios Global LP, 6.75%, 09/15/32 ........ 87 90,155
Garrett Motion Holdings, Inc., 7.75%, 05/31/32 . 59 62,454
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(c)
.............. 35 37,271
Patrick Industries, Inc., 6.38%, 11/01/32 ..... 37 37,876
Phinia, Inc., 6.63%, 10/15/32 ............ 34 35,417
ZF North America Capital, Inc., 6.88%, 04/23/32 55 54,822
382,293
Automobiles — 0.4%
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
.... 55 58,192
Biotechnology — 0.8%
Genmab A/S, 6.25%, 12/15/32
(a)
.......... 110 112,869
Broadline Retail — 0.6%
(a)
Macy's Retail Holdings LLC, 6.13%, 03/15/32 .. 31 31,332
Wayfair LLC, 6.75%, 11/15/32 ........... 55 56,833
88,165
Building Products — 4.9%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 ................... 97 92,411
6.38% , 06/15/32 ................... 52 53,664
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
....... 30 18,967
Masterbrand, Inc., 7.00%, 07/15/32 ........ 52 53,946
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ....................... 52 53,460
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 294 304,927
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 74 76,321
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 37 33,729
687,425
Capital Markets — 2.1%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32
(b)
................. 26 22,776
Jane Street Group, 6.13%, 11/01/32 ....... 123 125,279
Osaic Holdings, Inc.
6.75% , 08/01/32 ................... 75 77,720
Series JAN , 6.75% , 08/01/32 ........... 25 25,895
Stonex Escrow Issuer LLC, 6.88%, 07/15/32 .. 47 48,507
300,177
Chemicals — 2.0%
Celanese US Holdings LLC, 7.38%, 07/15/32
(b) (d)
74 77,250
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(a)
80 79,272
Methanex US Operations, Inc., 6.25%,
03/15/32
(a) (b)
..................... 45 46,411
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 30 28,327
WR Grace Holdings LLC, 6.63%, 08/15/32
(a)
.. 56 55,728
286,988
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 2.2%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32 ... USD 54 $ 52,265
Brink's Co. (The), 6.75%, 06/15/32 ........ 30 31,243
Cimpress plc, 7.38%, 09/15/32 ........... 40 41,083
Garda World Security Corp.
8.25% , 08/01/32 ................... 41 41,920
8.38% , 11/15/32 ................... 74 75,937
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(c)
............. 35 36,921
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 37 38,506
317,875
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 6.88%, 08/15/32 ........... 45 47,437
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 ............... 33 33,226
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32 ....................... 23 24,647
105,310
Consumer Finance — 1.5%
EZCORP, Inc., 7.38%, 04/01/32
(a)
......... 22 23,456
FirstCash, Inc., 6.88%, 03/01/32
(a)
......... 37 38,461
Navient Corp., 7.88%, 06/15/32
(b)
......... 40 40,375
OneMain Finance Corp.
6.75% , 03/15/32 ................... 44 44,971
7.13% , 09/15/32 ................... 60 62,150
209,413
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc., 5.63%, 03/31/32 ...... 90 89,904
Performance Food Group, Inc., 6.13%, 09/15/32 74 76,095
US Foods, Inc., 7.25%, 01/15/32 ......... 35 36,715
202,714
Containers & Packaging — 1.4%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ....................... 105 105,893
Graphic Packaging International LLC, 6.38%,
07/15/32
(b)
...................... 37 37,407
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32
(b)
...................... 19 19,375
Sealed Air Corp., 6.50%, 07/15/32 ........ 33 34,288
196,963
Distributors — 0.3%
Resideo Funding, Inc., 6.50%, 07/15/32
(a)
.... 45 45,743
Diversified Consumer Services — 1.1%
Service Corp. International, 5.75%, 10/15/32 .. 60 61,026
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 93 97,754
158,780
Diversified REITs — 1.2%
(a)
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 55 52,650
Uniti Group LP, 8.63%, 06/15/32 .......... 119 120,144
172,794
Diversified Telecommunication Services — 4.4%
Altice France SA
(a)
6.50% , 04/15/32 ................... 142 138,450
6.88% , 07/15/32 ................... 114 111,205
CCO Holdings LLC
(b)
4.75% , 02/01/32
(a)
.................. 89 81,313
4.50% , 05/01/32 ................... 216 194,071
Lumen Technologies, Inc., 10.00%, 10/15/32
(a)
. 32 32,000
Maya SAS, 7.00%, 04/15/32
(a)
........... 63 64,586
621,625

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 2.2%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 ..... USD 74 $ 76,734
California Buyer Ltd., 6.38%, 02/15/32 ...... 74 73,834
Long Ridge Energy LLC, 8.75%, 02/15/32 .... 44 46,728
NRG Energy, Inc., 3.88%, 02/15/32 ........ 36 33,687
Vistra Operations Co. LLC, 6.88%, 04/15/32 .. 75 78,834
309,817
Electrical Equipment — 0.2%
EnerSys, 6.63%, 01/15/32
(a)
............ 25 25,903
Electronic Equipment, Instruments & Components — 0.8%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 37 37,867
Sensata Technologies, Inc., 6.63%, 07/15/32 .. 35 36,574
Zebra Technologies Corp., 6.50%, 06/01/32 ... 37 38,144
112,585
Energy Equipment & Services — 1.0%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ...... 52 53,889
Nabors Industries, Inc., 7.63%, 11/15/32 ..... 55 56,006
Transocean International Ltd., 7.88%, 10/15/32
(b)
37 39,042
148,937
Entertainment — 1.7%
Cinemark USA, Inc., 7.00%, 08/01/32
(a) (b)
.... 37 38,276
Warnermedia Holdings, Inc.
4.28% , 03/15/32 ................... 225 196,658
234,934
Financial Services — 3.6%
Block, Inc., 6.50%, 05/15/32 ............ 150 155,869
CrossCountry Intermediate HoldCo LLC, 6.75%,
12/01/32
(a)
...................... 45 45,357
Freedom Mortgage Holdings LLC, 8.38%,
04/01/32
(a)
...................... 48 50,185
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(a)
...................... 63 64,479
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
....... 69 72,240
Shift4 Payments LLC, 6.75%, 08/15/32
(a)
.... 123 125,477
513,607
Food Products — 1.5%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32 ..... 37 37,535
Froneri Lux Finco SARL, 6.00%, 08/01/32 .... 45 45,548
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 . 52 49,544
Post Holdings, Inc., 6.25%, 02/15/32 ....... 74 76,058
208,685
Ground Transportation — 1.5%
(a)
Avis Budget Car Rental LLC, 8.38%, 06/15/32 . 45 46,284
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 52 53,667
Watco Cos. LLC, 7.13%, 08/01/32 ........ 70 73,295
XPO, Inc., 7.13%, 02/01/32 ............. 44 46,250
219,496
Health Care Providers & Services — 6.1%
(a)
Community Health Systems, Inc., 10.88%,
01/15/32 ....................... 123 132,520
Concentra Health Services, Inc., 6.88%, 07/15/32 48 50,296
DaVita, Inc., 6.88%, 09/01/32 ........... 74 76,145
Global Medical Response, Inc., 7.38%, 10/01/32 74 76,488
LifePoint Health, Inc.
8.38% , 02/15/32 ................... 54 58,666
10.00% , 06/01/32 .................. 61 64,464
Molina Healthcare, Inc., 3.88%, 05/15/32 .... 56 50,514
Paradigm Parent LLC, 8.75%, 04/17/32 ..... 40 35,801
Radiology Partners, Inc., 8.50%, 07/15/32 .... 67 70,539
Select Medical Corp., 6.25%, 12/01/32
(b)
..... 41 39,798
Surgery Center Holdings, Inc., 7.25%, 04/15/32 88 88,701
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 5.50%, 11/15/32 .... USD 112 $ 113,211
857,143
Health Care REITs — 0.9%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... 113 121,029
Health Care Technology — 1.1%
IQVIA, Inc., 6.25%, 06/01/32
(a) (b)
.......... 150 156,087
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
.. 74 76,596
Service Properties Trust, 8.88%, 06/15/32 .... 39 38,707
115,303
Hotels, Restaurants & Leisure — 10.6%
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(a)
..... 40 38,143
Caesars Entertainment, Inc.
(a)
6.50% , 02/15/32 ................... 112 114,612
6.00% , 10/15/32
(b)
.................. 82 79,722
Carnival Corp., 5.75%, 08/01/32
(a)
......... 223 229,353
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 ................... 110 101,908
6.13% , 04/01/32 ................... 33 34,120
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
...................... 67 68,508
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(a) (b)
..................... 40 38,312
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
. 55 57,674
MGM Resorts International, 6.50%, 04/15/32
(b)
. 55 56,306
Motion Finco SARL, 8.38%, 02/15/32
(a)
...... 30 25,806
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
........ 134 137,370
Six Flags Entertainment Corp.
(a)
8.63% , 01/15/32 ................... 73 74,494
6.63% , 05/01/32
(b)
.................. 63 64,355
Station Casinos LLC, 6.63%, 03/15/32
(a)
..... 37 37,868
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
....... 45 46,624
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 138 146,710
Yum! Brands, Inc.
4.63% , 01/31/32 ................... 82 80,265
5.38% , 04/01/32 ................... 74 74,945
1,507,095
Household Durables — 1.2%
LGI Homes, Inc., 7.00%, 11/15/32
(a) (b)
....... 30 29,249
Newell Brands, Inc., 6.63%, 05/15/32
(b)
...... 39 38,220
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(a)
...................... 39 40,018
TopBuild Corp., 4.13%, 02/15/32
(a)
........ 36 34,261
Whirlpool Corp., 4.70%, 05/14/32 ......... 25 22,820
164,568
Independent Power and Renewable Electricity Producers — 1.0%
(a)
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 26 23,926
Lightning Power LLC, 7.25%, 08/15/32 ...... 113 120,290
144,216
Insurance — 3.9%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 41 42,012
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
...................... 52 53,869
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 120 123,712
Howden UK Refinance plc, 8.13%, 02/15/32 .. 40 40,831
HUB International Ltd., 7.38%, 01/31/32 ..... 142 148,778
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 89 90,472

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 7.50%, 01/15/32 ............. USD 46 $ 48,225
547,899
IT Services — 1.0%
(a)
Cogent Communications Group LLC, 6.50%,
07/01/32
(b)
...................... 45 41,402
ION Platform Finance US, Inc., 7.88%, 09/30/32 110 96,493
137,895
Machinery — 0.4%
Terex Corp., 6.25%, 10/15/32
(a)
.......... 55 56,319
Marine Transportation — 0.3%
Danaos Corp., 6.88%, 10/15/32
(a)
......... 40 41,358
Media — 2.9%
(a)
AMC Networks, Inc., 10.50%, 07/15/32
(b)
.... 30 32,347
Dotdash Meredith, Inc., 7.63%, 06/15/32 ..... 33 30,324
Gray Media, Inc., 9.63%, 07/15/32 ........ 67 69,054
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 50 48,128
Univision Communications, Inc., 9.38%, 08/01/32 112 120,573
VZ Secured Financing BV, 5.00%, 01/15/32 ... 115 103,875
404,301
Metals & Mining — 2.5%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
....... 35 36,365
Century Aluminum Co., 6.88%, 08/01/32
(a)
.... 30 31,096
Champion Iron Canada, Inc., 7.88%, 07/15/32
(a)
40 42,805
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a)
..... 106 108,811
Commercial Metals Co., 4.38%, 03/15/32 .... 22 21,027
Constellium SE, 6.38%, 08/15/32
(a)
........ 25 25,852
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(a)
60 62,544
New Gold, Inc., 6.88%, 04/01/32
(a)
........ 28 29,775
358,275
Oil, Gas & Consumable Fuels — 8.7%
Antero Midstream Partners LP, 6.63%, 02/01/32
(a)
47 48,843
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
...................... 45 46,684
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
. 37 39,204
CNX Resources Corp., 7.25%, 03/01/32
(a)
.... 45 47,099
Crescent Energy Finance LLC
(a)
7.63% , 04/01/32 ................... 82 81,402
7.88% , 04/15/32 ................... 74 73,622
Genesis Energy LP, 7.88%, 05/15/32 ....... 50 52,181
Global Partners LP, 8.25%, 01/15/32
(a) (b)
..... 32 33,725
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
... 37 38,657
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
...... 39 37,463
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
...................... 45 47,538
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
...................... 30 31,177
Matador Resources Co., 6.50%, 04/15/32
(a)
... 67 68,237
Murphy Oil Corp., 6.00%, 10/01/32
(b)
....... 45 44,920
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
95 99,408
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
...................... 45 45,795
Permian Resources Operating LLC, 7.00%,
01/15/32
(a)
...................... 74 77,501
SM Energy Co., 7.00%, 08/01/32
(a) (b)
....... 56 56,143
Sunoco LP
(a)
7.25% , 05/01/32 ................... 56 59,242
6.63% , 08/15/32 ................... 37 38,159
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
.. 149 157,715
1,224,715
Security
Par (000)
Par (000) Value
Personal Care Products — 0.9%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ USD 80 $ 81,679
Perrigo Finance Unlimited Co., 6.13%, 09/30/32
(b)
53 52,125
133,804
Pharmaceuticals — 3.1%
(a)
1261229 BC Ltd., 10.00%, 04/15/32 ....... 380 390,017
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 45 47,391
437,408
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 74 78,009
Semiconductors & Semiconductor Equipment — 0.5%
Qnity Electronics, Inc., 5.75%, 08/15/32
(a)
.... 75 76,367
Software — 1.4%
(a)
Cloud Software Group, Inc., 8.25%, 06/30/32 .. 134 136,365
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 54 55,772
192,137
Specialized REITs — 0.7%
(a)
Iron Mountain, Inc., 5.63%, 07/15/32 ....... 45 44,479
Millrose Properties, Inc., 6.25%, 09/15/32 .... 55 55,612
100,091
Specialty Retail — 2.5%
Advance Auto Parts, Inc., 3.50%, 03/15/32
(b)
.. 27 23,255
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a) (b)
..................... 45 43,729
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
. 50 53,419
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
.. 40 38,675
PetSmart LLC, 7.50%, 09/15/32
(a)
......... 145 148,693
Sally Holdings LLC, 6.75%, 03/01/32
(b)
...... 45 46,723
354,494
Technology Hardware, Storage & Peripherals — 0.5%
Seagate Data Storage Technology Pte. Ltd.,
9.63%, 12/01/32
(a)
................. 57 64,515
Tobacco — 0.2%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
.. 22 23,578
Trading Companies & Distributors — 2.9%
EquipmentShare.com, Inc., 8.63%, 05/15/32
(a)
. 46 49,141
FTAI Aviation Investors LLC, 7.00%, 06/15/32
(a)
60 63,107
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
168 173,273
United Rentals North America, Inc., 3.75%,
01/15/32
(b)
...................... 56 52,338
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
.. 63 65,863
403,722
Wireless Telecommunication Services — 0.4%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
55 56,643
Total Long-Term Investments — 98 .0%
(Cost: $ 13,659,998 ) ............................... 13,864,695

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
................... 1,477,138 $ 1,477,876
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 30,439 30,439
Total Short-Term Securities — 10 .7%
(Cost: $ 1,508,243 ) ............................... 1,508,315
Total Investments — 108 .7%
(Cost: $ 15,168,241 ) ............................... 15,373,010
Liabilities in Excess of Other Assets — (8.7) % ............. (1,224,369)
Net Assets — 100.0% ...............................
$ 14,148,641
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,202,544 $ 275,335
(a)
$ — $ 8 $ (11) $ 1,477,876 1,477,138 $ 1,301
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,437 — (28,998)
(a)
— — 30,439 30,439 347 —
$ 8 $ (11) $ 1,508,315 $ 1,648 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 13,864,695 $ — $ 13,864,695
Short-Term Securities
Money Market Funds ...................................... 1,508,315 — — 1,508,315
$ 1,508,315 $ 13,864,695 $ — $ 15,373,010
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust